Share-based payments - Schedule of RSU and PSU Transactions (Details)	12 Months Ended
	Mar. 31, 2024 shares share	Apr. 02, 2023 shares share
Number of shares
Options/RSUs/PSUs outstanding, beginning balance (in shares)	4,055,199	2,722,690
Granted (in shares)	1,278,211	1,580,506
Cancelled (in shares)	(660,575)	(187,749)
Options/RSUs/PSUs outstanding, ending balance (in shares)	4,608,777	4,055,199
RSU
Number of shares
Options/RSUs/PSUs outstanding, beginning balance (in shares)	318,082	215,590
Granted (in shares)	438,814	209,187
Settled (in shares)	(134,475)	(87,034)
Cancelled (in shares)	(141,903)	(19,661)
Options/RSUs/PSUs outstanding, ending balance (in shares)	480,518	318,082
PSU
Number of shares
Options/RSUs/PSUs outstanding, beginning balance (in shares) | share	0	0
Granted (in shares) | share	399,349	0
Cancelled (in shares) | share	(56,424)	0
Options/RSUs/PSUs outstanding, ending balance (in shares) | share	342,925	0
PSU | Minimum
Number of shares
Percentage of the vesting conditions	0.00%
PSU | Maximum
Number of shares
Percentage of the vesting conditions	200.00%